Deferred charges, net	6 Months Ended
Jun. 30, 2020
Deferred charges, net [Abstract]
Deferred charges, net
4.	Deferred charges, net:

The movement in the deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets, is as follows:

Dry-docking costs
Balance December 31, 2019	$—
Additions	564,766
Amortization	(33,692)
Balance June 30, 2020	$531,074

On February 14, 2020, the Magic P commenced its scheduled dry-dock which was completed on March 21, 2020. Amortization of deferred dry-docking costs is included in Depreciation and amortization in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).